Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 2	$ 2
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 0	$ 1	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 107	$ 122	$ 439
Effective Income Tax Rate Reconciliation, Percent	(157.00%)	13.00%	44.00%
Payments for Legal Settlements	$ (3)	$ (377)	$ 0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	122	458
Additions for current year tax positions	4	28	0
Additions for tax positions of prior years	0	14	3
Reductions for tax positions of prior years	(16)	0	(6)
Lapse of statute of limitations	0	(1)	(4)
Ending balance	107	122	458
Unrecognized Tax Benefits, Income Tax Penalties Accrued	0	1
Unrecognized Tax Benefits, Income Tax Penalties Expense	$ 0	$ 1	$ 0
UNITED STATES
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 34
Effective Income Tax Rate Reconciliation, Percent	35.00%